AB Variable Products Series Fund, Inc.

AB Global Risk Allocation-Moderate Portfolio

Portfolio of Investments

March 31, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 65.4%
Information Technology – 13.5%
Communications Equipment – 0.5%
Arista Networks, Inc.(a)	2,661	$446,675
Cisco Systems, Inc.	44,167	2,308,830
F5, Inc.(a)	646	94,116
Juniper Networks, Inc.	3,483	119,885
Motorola Solutions, Inc.	1,798	514,462
Nokia Oyj	55,525	272,566
Telefonaktiebolaget LM Ericsson - Class B	30,232	177,214

		3,933,748

Electronic Equipment, Instruments & Components – 0.6%
Amphenol Corp. - Class A	6,393	522,436
Azbil Corp.	1,243	34,045
CDW Corp./DE	1,456	283,760
Corning, Inc.	8,184	288,732
Halma PLC	4,008	110,647
Hamamatsu Photonics KK	1,510	81,452
Hexagon AB - Class B	20,161	232,041
Hirose Electric Co., Ltd.	326	42,650
Ibiden Co., Ltd.(b)	1,205	48,325
Keyence Corp.	2,028	993,940
Keysight Technologies, Inc.(a)	1,917	309,557
Kyocera Corp.	3,322	173,295
Murata Manufacturing Co., Ltd.	5,966	363,599
Omron Corp.	1,974	115,532
Shimadzu Corp.	2,409	75,625
TDK Corp.	4,060	145,738
TE Connectivity Ltd.	3,402	446,172
Teledyne Technologies, Inc.(a)	504	225,469
Trimble, Inc.(a)	2,652	139,018
Venture Corp. Ltd.	2,790	37,133
Yaskawa Electric Corp.	2,574	112,895
Yokogawa Electric Corp.	2,300	37,452
Zebra Technologies Corp. - Class A(a)	555	176,490

		4,996,003

IT Services – 0.7%
Accenture PLC - Class A	6,770	1,934,934
Akamai Technologies, Inc.(a)	1,691	132,405
Bechtle AG	825	39,507
Capgemini SE	1,709	317,593
Cognizant Technology Solutions Corp. - Class A	5,472	333,409
DXC Technology Co.(a)	2,448	62,571
EPAM Systems, Inc.(a)	618	184,782
Fujitsu Ltd.	2,052	277,287
Gartner, Inc.(a)	850	276,904
International Business Machines Corp.	9,720	1,274,195
Itochu Techno-Solutions Corp.	967	23,827
NEC Corp.	2,617	101,030
Nomura Research Institute Ltd.	4,139	96,802
NTT Data Corp.	6,358	83,586
Obic Co., Ltd.(b)	736	116,578
Otsuka Corp.	1,148	40,771
SCSK Corp.	1,574	23,046

Company	Shares	U.S. $ Value

TIS, Inc.	2,330	$61,618
VeriSign, Inc.(a)	985	208,160
Wix.com Ltd.(a)	641	63,972

		5,652,977

Semiconductors & Semiconductor Equipment – 3.6%
Advanced Micro Devices, Inc.(a)	17,335	1,699,003
Advantest Corp.	1,896	175,771
Analog Devices, Inc.	5,449	1,074,652
Applied Materials, Inc.	9,064	1,113,331
ASM International NV	488	198,080
ASML Holding NV	4,200	2,862,081
Broadcom, Inc.	4,493	2,882,439
Disco Corp.	930	108,188
Enphase Energy, Inc.(a)	1,461	307,219
Infineon Technologies AG	13,669	561,320
Intel Corp.	44,477	1,453,064
KLA Corp.	1,489	594,364
Lam Research Corp.	1,451	769,204
Lasertec Corp.(b)	797	141,610
Microchip Technology, Inc.	5,889	493,380
Micron Technology, Inc.	11,731	707,849
Monolithic Power Systems, Inc.	481	240,760
NVIDIA Corp.	26,448	7,346,461
NXP Semiconductors NV	2,786	519,519
ON Semiconductor Corp.(a)	4,644	382,294
Qorvo, Inc.(a)	1,074	109,086
QUALCOMM, Inc.	11,987	1,529,302
Renesas Electronics Corp.(a)	11,966	173,277
Rohm Co., Ltd.	951	79,263
Skyworks Solutions, Inc.	1,709	201,628
SolarEdge Technologies, Inc.(a)	601	182,674
STMicroelectronics NV	7,142	380,552
SUMCO Corp.	3,351	50,412
Teradyne, Inc.	1,675	180,079
Texas Instruments, Inc.	9,743	1,812,296
Tokyo Electron Ltd.	4,701	574,303
Tower Semiconductor Ltd.(a)	1,109	47,274

		28,950,735

Software – 4.6%
Adobe, Inc.(a)	4,922	1,896,791
ANSYS, Inc.(a)	937	311,834
Autodesk, Inc.(a)	2,320	482,931
Cadence Design Systems, Inc.(a)	2,949	619,555
Ceridian HCM Holding, Inc.(a)	1,654	121,106
Check Point Software Technologies Ltd.(a)	1,070	139,100
CyberArk Software Ltd.(a)	434	64,223
Dassault Systemes SE	6,957	286,983
Fair Isaac Corp.(a)	270	189,726
Fortinet, Inc.(a)	6,971	463,293
Gen Digital, Inc.	6,116	104,950
Intuit, Inc.	3,020	1,346,407
Microsoft Corp.	80,029	23,072,361
Nemetschek SE	581	40,107

Company	Shares	U.S. $ Value

Nice Ltd.(a)	661	$150,575
Oracle Corp.	16,523	1,535,317
Oracle Corp. Japan	387	27,949
Paycom Software, Inc.(a)	518	157,477
PTC, Inc.(a)	1,144	146,695
Roper Technologies, Inc.	1,140	502,387
Sage Group PLC (The)	10,307	98,910
Salesforce, Inc.(a)	10,751	2,147,835
SAP SE	10,877	1,373,444
ServiceNow, Inc.(a)	2,182	1,014,019
Synopsys, Inc.(a)	1,639	633,064
Temenos AG (REG)	677	47,110
Trend Micro, Inc./Japan	1,437	70,500
Tyler Technologies, Inc.(a)	448	158,879
WiseTech Global Ltd.	1,608	70,838
Xero Ltd.(a)	1,438	87,217

		37,361,583

Technology Hardware, Storage & Peripherals – 3.5%
Apple, Inc.	159,897	26,367,015
Brother Industries Ltd.	2,377	35,812
Canon, Inc.	10,295	229,268
FUJIFILM Holdings Corp.	3,723	188,991
Hewlett Packard Enterprise Co.	13,781	219,531
HP, Inc.	9,292	272,720
Logitech International SA (REG)	1,847	107,803
NetApp, Inc.	2,318	148,004
Ricoh Co., Ltd.	5,188	38,916
Seagate Technology Holdings PLC	2,065	136,538
Seiko Epson Corp.(b)	2,818	40,264
Western Digital Corp.(a)	3,433	129,321

		27,914,183

		108,809,229

Financials – 9.5%
Banks – 3.3%
ABN AMRO Bank NV(c)	4,207	66,712
AIB Group PLC	11,076	44,831
ANZ Group Holdings Ltd.	30,969	477,236
Banco Bilbao Vizcaya Argentaria SA(b)	62,170	444,476
Banco Santander SA	174,931	651,877
Bank Hapoalim BM	12,904	107,394
Bank Leumi Le-Israel BM	15,840	119,826
Bank of America Corp.	75,038	2,146,087
Bank of Ireland Group PLC	11,086	112,171
Banque Cantonale Vaudoise (REG)(b)	312	29,442
Barclays PLC	164,047	295,269
BNP Paribas Emissions- und Handelsgesellschaft mbH	38,654	459,029
BNP Paribas SA	11,601	692,783
BOC Hong Kong Holdings Ltd.	37,283	116,071

Company	Shares	U.S. $ Value

CaixaBank SA	46,177	$180,180
Chiba Bank Ltd. (The)	5,340	34,466
Citigroup, Inc.	20,823	976,390
Citizens Financial Group, Inc.	5,295	160,809
Comerica, Inc.	1,408	61,135
Commerzbank AG(a)	10,819	113,905
Commonwealth Bank of Australia(b)	17,699	1,168,586
Concordia Financial Group Ltd.	10,968	40,427
Credit Agricole SA	12,536	141,421
Danske Bank A/S(a)	7,184	144,533
DBS Group Holdings Ltd.	18,878	469,340
DNB Bank ASA	9,637	172,461
Erste Group Bank AG	3,629	120,226
Fifth Third Bancorp	7,347	195,724
FinecoBank Banca Fineco SpA	6,144	94,133
First International Bank Of Israel Ltd.	575	20,354
First Republic Bank/CA(b)	1,997	27,938
Hang Seng Bank Ltd.	8,009	113,851
HSBC Holdings PLC	207,990	1,413,603
Huntington Bancshares, Inc./OH	15,515	173,768
Intesa Sanpaolo SpA	168,119	431,467
Israel Discount Bank Ltd. - Class A	12,463	61,221
Japan Post Bank Co., Ltd.(b)	15,555	127,045
JPMorgan Chase & Co.	31,535	4,109,326
KBC Group NV	2,598	178,511
KeyCorp	10,034	125,626
Lloyds Banking Group PLC	698,140	410,469
M&T Bank Corp.	1,820	217,617
Mediobanca Banca di Credito Finanziario SpA	5,771	57,992
Mitsubishi UFJ Financial Group, Inc.	123,817	793,502
Mizrahi Tefahot Bank Ltd.	1,577	49,437
Mizuho Financial Group, Inc.	25,126	355,974
National Australia Bank Ltd.	32,757	610,373
NatWest Group PLC	54,918	179,199
Nordea Bank Abp (Stockholm)	34,111	364,247
Oversea-Chinese Banking Corp., Ltd.	34,743	323,867
PNC Financial Services Group, Inc. (The)	4,311	547,928
Regions Financial Corp.	10,042	186,380
Resona Holdings, Inc.	22,172	106,961
Shizuoka Financial Group, Inc.	4,497	32,293
Skandinaviska Enskilda Banken AB - Class A(a)	16,831	185,785
Societe Generale SA	8,389	189,015
Standard Chartered PLC	25,099	190,227
Sumitomo Mitsui Financial Group, Inc.	13,603	544,359
Sumitomo Mitsui Trust Holdings, Inc.(b)	3,421	117,532
Svenska Handelsbanken AB - Class A	15,192	131,576
Swedbank AB - Class A	9,433	155,122
Truist Financial Corp.	14,265	486,437
UniCredit SpA	19,898	375,035
United Overseas Bank Ltd.	12,375	277,559
US Bancorp	14,979	539,993
Wells Fargo & Co.	40,967	1,531,346
Westpac Banking Corp.	36,265	528,004
Zions Bancorp NA	1,609	48,157

		26,156,036

Company	Shares	U.S. $ Value

Capital Markets – 1.8%
3i Group PLC	10,138	$211,311
Abrdn PLC	19,986	50,302
Ameriprise Financial, Inc.	1,132	346,958
Amundi SA(c)	691	43,539
ASX Ltd.(b)	2,054	89,700
Bank of New York Mellon Corp. (The)	7,908	359,340
BlackRock, Inc.	1,610	1,077,283
Cboe Global Markets, Inc.	1,141	153,168
Charles Schwab Corp. (The)	16,399	858,980
CME Group, Inc.	3,867	740,608
Credit Suisse Group AG (REG)	37,517	33,691
Daiwa Securities Group, Inc.(b)	13,519	63,466
Deutsche Bank AG (REG)	21,407	217,692
Deutsche Boerse AG	2,002	389,809
EQT AB(b)	3,703	75,643
Euronext NV(c)	936	71,674
FactSet Research Systems, Inc.	411	170,602
Franklin Resources, Inc.	3,066	82,598
Futu Holdings Ltd. (ADR)(a)	656	34,014
Goldman Sachs Group, Inc. (The)	3,641	1,191,008
Hargreaves Lansdown PLC	3,584	35,505
Hong Kong Exchanges & Clearing Ltd.	12,530	555,388
Intercontinental Exchange, Inc.	6,008	626,574
Invesco Ltd.	4,890	80,196
Japan Exchange Group, Inc.(b)	5,165	78,993
Julius Baer Group Ltd.	2,215	151,303
London Stock Exchange Group PLC	3,971	385,702
Macquarie Group Ltd.	3,843	455,010
MarketAxess Holdings, Inc.	405	158,472
Moody’s Corp.	1,694	518,398
Morgan Stanley	14,046	1,233,239
MSCI, Inc.	860	481,333
Nasdaq, Inc.	3,644	199,217
Nomura Holdings, Inc.	29,578	114,033
Northern Trust Corp.	2,241	197,499
Partners Group Holding AG	239	225,072
Raymond James Financial, Inc.	2,084	194,375
S&P Global, Inc.	3,539	1,220,141
SBI Holdings, Inc./Japan(b)	2,467	48,994
Schroders PLC	9,235	52,662
Singapore Exchange Ltd.	8,880	62,884
St. James’s Place PLC	5,443	81,675
State Street Corp.	3,752	283,989
T. Rowe Price Group, Inc.	2,411	272,202
UBS Group AG (REG)	34,918	738,892

		14,713,134

Consumer Finance – 0.2%
American Express Co.	6,401	1,055,845
Capital One Financial Corp.	4,099	394,160
Discover Financial Services	2,871	283,769
Synchrony Financial	4,699	136,647

		1,870,421

Company	Shares	U.S. $ Value

Financial Services – 2.2%
Adyen NV(a) (b) (c)	229	$364,895
Berkshire Hathaway, Inc. - Class B(a)	19,370	5,980,875
Edenred	2,613	154,650
Eurazeo SE	464	33,028
EXOR NV(a)	1,169	96,395
Fidelity National Information Services, Inc.	6,379	346,571
Fiserv, Inc.(a)	6,827	771,656
FleetCor Technologies, Inc.(a)	793	167,204
Global Payments, Inc.	2,828	297,619
GMO Payment Gateway, Inc.	481	41,644
Groupe Bruxelles Lambert NV	1,033	88,156
Industrivarden AB - Class A	1,313	35,487
Industrivarden AB - Class C	1,637	44,141
Investor AB - Class A	5,024	102,514
Investor AB - Class B	18,977	378,033
Jack Henry & Associates, Inc.	785	118,315
Kinnevik AB - Class B(a) (b)	2,439	36,470
L E Lundbergforetagen AB - Class B	765	34,645
M&G PLC	22,056	54,060
Mastercard, Inc. - Class A	9,071	3,296,492
Mitsubishi HC Capital, Inc.	6,650	34,339
Nexi SpA(a) (c)	6,113	49,681
ORIX Corp.	12,381	204,138
PayPal Holdings, Inc.(a)	12,163	923,658
Sofina SA	177	39,754
Visa, Inc. - Class A	17,470	3,938,786
Wendel SE	317	33,519
Worldline SA/France(a) (c)	2,518	107,011

		17,773,736

Insurance – 2.0%
Admiral Group PLC	1,972	49,519
Aegon NV	18,038	77,440
Aflac, Inc.	6,019	388,346
Ageas SA/NV	1,677	72,544
AIA Group Ltd.	123,105	1,291,046
Allianz SE (REG)	4,201	969,742
Allstate Corp. (The)	2,828	313,371
American International Group, Inc.	7,988	402,276
Aon PLC - Class A	2,208	696,160
Arch Capital Group Ltd.(a)	3,977	269,919
Arthur J Gallagher & Co.	2,280	436,187
Assicurazioni Generali SpA	11,505	229,233
Assurant, Inc.	568	68,200
Aviva PLC	29,197	145,843
AXA SA	19,592	597,900
Baloise Holding AG (REG)	490	76,301
Brown & Brown, Inc.	2,527	145,100
Chubb Ltd.	4,462	866,431
Cincinnati Financial Corp.	1,690	189,415
Dai-ichi Life Holdings, Inc.(b)	10,208	187,659
Everest Re Group Ltd.	421	150,726
Gjensidige Forsikring ASA	2,015	32,950
Globe Life, Inc.	973	107,050

Company	Shares	U.S. $ Value

Hannover Rueck SE	641	$125,367
Hartford Financial Services Group, Inc. (The)	3,388	236,110
Insurance Australia Group Ltd.	24,836	78,176
Japan Post Holdings Co., Ltd.	24,626	199,864
Japan Post Insurance Co., Ltd.	2,013	31,374
Legal & General Group PLC	61,865	182,972
Lincoln National Corp.	1,656	37,210
Loews Corp.	2,097	121,668
Marsh & McLennan Cos., Inc.	5,322	886,379
Medibank Pvt Ltd.(b)	27,747	62,616
MetLife, Inc.	7,086	410,563
MS&AD Insurance Group Holdings, Inc.	4,466	138,405
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	1,467	512,915
NN Group NV	2,908	105,589
Phoenix Group Holdings PLC	7,768	52,484
Poste Italiane SpA(c)	5,263	53,670
Principal Financial Group, Inc.	2,446	181,787
Progressive Corp. (The)	6,288	899,561
Prudential Financial, Inc.	3,956	327,319
Prudential PLC	28,637	392,087
QBE Insurance Group Ltd.	15,464	151,401
Sampo Oyj - Class A	5,015	236,633
Sompo Holdings, Inc.	3,270	129,574
Suncorp Group Ltd.	12,721	103,360
Swiss Life Holding AG (REG)	326	201,177
Swiss Re AG	3,156	324,227
T&D Holdings, Inc.(b)	5,340	66,183
Tokio Marine Holdings, Inc.	19,081	367,213
Travelers Cos., Inc. (The)	2,485	425,954
Tryg A/S	3,627	79,306
Willis Towers Watson PLC	1,148	266,772
WR Berkley Corp.	2,190	136,349
Zurich Insurance Group AG	1,570	752,342

		16,039,965

		76,553,292

Health Care – 9.1%
Biotechnology – 1.2%
AbbVie, Inc.	19,013	3,030,102
Amgen, Inc.	5,741	1,387,887
Argenx SE(a)	578	213,565
Biogen, Inc.(a)	1,548	430,390
CSL Ltd.	5,023	972,806
Genmab A/S(a)	690	260,824
Gilead Sciences, Inc.	13,407	1,112,379
Grifols SA(a) (b)	3,005	29,744
Incyte Corp.(a)	1,990	143,817
Moderna, Inc.(a)	3,552	545,516
Regeneron Pharmaceuticals, Inc.(a)	1,156	949,851
Swedish Orphan Biovitrum AB(a)	1,717	40,007
Vertex Pharmaceuticals, Inc.(a)	2,764	870,853

		9,987,741

Company	Shares	U.S. $ Value

Health Care Equipment & Supplies – 1.7%
Abbott Laboratories	18,745	$1,898,119
Alcon, Inc.	5,250	372,684
Align Technology, Inc.(a)	781	260,963
Asahi Intecc Co., Ltd.(b)	2,189	38,676
Baxter International, Inc.	5,426	220,079
Becton Dickinson and Co.	3,052	755,492
BioMerieux	475	50,073
Boston Scientific Corp.(a)	15,399	770,412
Carl Zeiss Meditec AG Class BR	450	62,681
Cochlear Ltd.	695	110,644
Coloplast A/S - Class B	1,240	163,267
Cooper Cos., Inc. (The)	531	198,254
Demant A/S(a)	964	33,843
DENTSPLY SIRONA, Inc.	2,311	90,776
Dexcom, Inc.(a)	4,154	482,612
DiaSorin SpA	292	30,772
Edwards Lifesciences Corp.(a)	6,647	549,906
EssilorLuxottica SA	3,042	548,542
Fisher & Paykel Healthcare Corp., Ltd.	5,813	97,175
GE Healthcare, Inc.(a)	3,904	320,245
Getinge AB - Class B	2,304	56,191
Hologic, Inc.(a)	2,651	213,936
Hoya Corp.	3,718	410,884
IDEXX Laboratories, Inc.(a)	890	445,071
Insulet Corp.(a)	747	238,263
Intuitive Surgical, Inc.(a)	3,767	962,355
Koninklijke Philips NV	9,290	170,628
Medtronic PLC	14,301	1,152,947
Olympus Corp.	12,545	220,325
ResMed, Inc.	1,579	345,785
Siemens Healthineers AG(c)	2,928	168,805
Smith & Nephew PLC	8,859	123,145
Sonova Holding AG (REG)	556	164,014
STERIS PLC	1,067	204,096
Straumann Holding AG (REG)	1,185	177,732
Stryker Corp.	3,625	1,034,829
Sysmex Corp.	1,777	116,627
Teleflex, Inc.	504	127,668
Terumo Corp.	6,668	180,338
Zimmer Biomet Holdings, Inc.	2,256	291,475

		13,860,329

Health Care Providers & Services – 1.5%
AmerisourceBergen Corp.	1,740	278,591
Amplifon SpA	1,254	43,464
Cardinal Health, Inc.	2,770	209,135
Centene Corp.(a)	5,921	374,266
Cigna Group (The)	3,211	820,507
CVS Health Corp.	13,806	1,025,924
DaVita, Inc.(a)	591	47,936
EBOS Group Ltd.	1,688	49,188
Elevance Health, Inc.	2,568	1,180,792

Company	Shares	U.S. $ Value

Fresenius Medical Care AG & Co. KGaA	2,193	$93,080
Fresenius SE & Co. KGaA	4,406	118,976
HCA Healthcare, Inc.	2,280	601,190
Henry Schein, Inc.(a)	1,457	118,804
Humana, Inc.	1,344	652,458
Laboratory Corp. of America Holdings	953	218,637
McKesson Corp.	1,472	524,106
Molina Healthcare, Inc.(a)	628	167,984
Quest Diagnostics, Inc.	1,193	168,786
Ramsay Health Care Ltd.(b)	1,960	87,579
Sonic Healthcare Ltd.	4,591	107,627
UnitedHealth Group, Inc.	10,045	4,747,167
Universal Health Services, Inc. - Class B	690	87,699

		11,723,896

Health Care Technology – 0.0%
M3, Inc.	4,607	115,954

Life Sciences Tools & Services – 1.0%
Agilent Technologies, Inc.	3,181	440,060
Bachem Holding AG (REG)(b)	344	34,593
Bio-Rad Laboratories, Inc. - Class A(a)	231	110,654
Bio-Techne Corp.	1,691	125,455
Charles River Laboratories International, Inc.(a)	547	110,396
Danaher Corp.	7,047	1,776,126
Eurofins Scientific SE	1,409	94,346
Illumina, Inc.(a)	1,691	393,242
IQVIA Holdings, Inc.	1,996	396,984
Lonza Group AG (REG)	777	467,754
Mettler-Toledo International, Inc.(a)	238	364,190
PerkinElmer, Inc.	1,358	180,967
QIAGEN NV(a)	2,427	110,541
Sartorius AG (Preference Shares)	261	110,000
Sartorius Stedim Biotech	294	90,198
Thermo Fisher Scientific, Inc.	4,217	2,430,552
Waters Corp.(a)	639	197,854
West Pharmaceutical Services, Inc.	796	275,790

		7,709,702

Pharmaceuticals – 3.7%
Astellas Pharma, Inc.	19,122	271,672
AstraZeneca PLC	16,140	2,236,266
Bayer AG (REG)	10,257	655,234
Bristol-Myers Squibb Co.	22,859	1,584,357
Catalent, Inc.(a)	1,936	127,215
Chugai Pharmaceutical Co., Ltd.	6,969	172,083
Daiichi Sankyo Co., Ltd.	18,319	668,234
Eisai Co., Ltd.	2,635	149,667
Eli Lilly & Co.	8,479	2,911,858
GSK PLC	42,420	749,532
Hikma Pharmaceuticals PLC	1,710	35,444
Ipsen SA	431	47,458
Johnson & Johnson	28,109	4,356,895
Kyowa Kirin Co., Ltd.	2,720	59,382
Merck & Co., Inc.	27,258	2,899,979
Merck KGaA	1,357	252,992
Nippon Shinyaku Co., Ltd.	495	21,842

Company	Shares	U.S. $ Value

Novartis AG (REG)	22,534	$2,069,038
Novo Nordisk A/S - Class B	17,243	2,738,555
Ono Pharmaceutical Co., Ltd.	3,726	77,643
Organon & Co.	2,735	64,327
Orion Oyj - Class B	1,167	52,163
Otsuka Holdings Co., Ltd.	4,092	129,919
Pfizer, Inc.	60,349	2,462,239
Recordati Industria Chimica e Farmaceutica SpA	1,053	44,541
Roche Holding AG (BR)	285	85,640
Roche Holding AG (Genusschein)	7,318	2,091,063
Sanofi	11,882	1,288,944
Shionogi & Co., Ltd.	2,770	124,942
Takeda Pharmaceutical Co., Ltd.	15,635	513,509
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)(a)	11,113	98,350
UCB SA	1,330	118,870
Viatris, Inc.	13,038	125,426
Zoetis, Inc.	5,011	834,031

		30,119,310

		73,516,932

Industrials – 7.0%
Aerospace & Defense – 1.1%
Airbus SE	6,162	823,043
BAE Systems PLC	31,961	386,604
Boeing Co. (The)(a)	6,046	1,284,352
Dassault Aviation SA	287	56,777
Elbit Systems Ltd.	293	49,901
General Dynamics Corp.	2,419	552,040
Howmet Aerospace, Inc.	3,959	167,743
Huntington Ingalls Industries, Inc.	429	88,812
Kongsberg Gruppen ASA	909	36,744
L3Harris Technologies, Inc.	2,047	401,703
Lockheed Martin Corp.	2,443	1,154,879
MTU Aero Engines AG	564	141,135
Northrop Grumman Corp.	1,547	714,281
Raytheon Technologies Corp.	15,750	1,542,398
Rheinmetall AG	472	139,830
Rolls-Royce Holdings PLC(a)	84,306	155,280
Safran SA	3,578	529,675
Singapore Technologies Engineering Ltd.	15,730	43,303
Textron, Inc.	2,245	158,564
Thales SA	1,114	164,701
TransDigm Group, Inc.	558	411,274

		9,003,039

Air Freight & Logistics – 0.4%
CH Robinson Worldwide, Inc.	1,266	125,802
Deutsche Post AG (REG)	10,380	486,154
DSV A/S	1,952	378,488
Expeditors International of Washington, Inc.	1,711	188,415
FedEx Corp.	2,496	570,311
Kuehne & Nagel International AG (REG)	566	168,575
Nippon Express Holdings, Inc.	859	51,832

Company	Shares	U.S. $ Value

SG Holdings Co., Ltd.	2,929	$43,432
United Parcel Service, Inc. - Class B	7,846	1,522,046
Yamato Holdings Co., Ltd.(b)	2,936	50,397

		3,585,452

Building Products – 0.4%
A O Smith Corp.	1,364	94,320
AGC, Inc.	2,082	77,619
Allegion PLC	944	100,753
Assa Abloy AB - Class B	10,352	247,956
Carrier Global Corp.	8,968	410,286
Cie de Saint-Gobain	5,097	289,732
Daikin Industries Ltd.(b)	2,604	467,175
Geberit AG (REG)	382	213,327
Johnson Controls International PLC	7,389	444,965
Kingspan Group PLC	1,616	110,737
Lixil Corp.	3,018	49,815
Masco Corp.	2,421	120,372
Nibe Industrier AB - Class B	15,403	175,581
Otis Worldwide Corp.	4,460	376,424
ROCKWOOL A/S - Class B	103	25,257
TOTO Ltd.	1,426	47,776
Xinyi Glass Holdings Ltd.	18,257	32,660

		3,284,755

Commercial Services & Supplies – 0.3%
Brambles Ltd.	14,464	130,411
Cintas Corp.	929	429,830
Copart, Inc.(a)	4,609	346,643
Dai Nippon Printing Co., Ltd.(b)	2,237	62,632
Rentokil Initial PLC	25,987	189,927
Republic Services, Inc.	2,208	298,566
Rollins, Inc.	2,489	93,412
Secom Co., Ltd.	2,191	135,026
Securitas AB - Class B	4,956	44,087
TOPPAN, Inc.	2,642	53,242
Waste Management, Inc.	3,993	651,538

		2,435,314

Construction & Engineering – 0.2%
ACS Actividades de Construccion y Servicios SA	2,351	74,879
Bouygues SA	2,312	77,975
Eiffage SA	896	96,962
Epiroc AB - Class A	6,819	135,357
Epiroc AB - Class B	3,929	66,991
Ferrovial SA	5,030	148,120
Kajima Corp.	4,067	49,078
Metso Outotec Oyj	6,907	75,420
Obayashi Corp.	6,542	50,062
Quanta Services, Inc.	1,536	255,959
Shimizu Corp.	5,561	31,516
Skanska AB - Class B	3,427	52,490
Taisei Corp.	1,922	59,465
Vinci SA	5,616	643,831

		1,818,105

Company	Shares	U.S. $ Value

Electrical Equipment – 0.6%
ABB Ltd. (REG)	16,433	$565,320
AMETEK, Inc.	2,469	358,820
Eaton Corp. PLC	4,276	732,650
Emerson Electric Co.	6,143	535,301
First Solar, Inc.(a)	1,066	231,855
Fuji Electric Co., Ltd.	1,278	50,469
Generac Holdings, Inc.(a)	681	73,555
Legrand SA	2,813	257,030
Mitsubishi Electric Corp.	20,128	240,532
Nidec Corp.	4,664	242,719
Prysmian SpA	2,709	113,753
Rockwell Automation, Inc.	1,234	362,117
Schneider Electric SE	5,652	944,583
Siemens Energy AG(a)	4,431	97,710
Vestas Wind Systems A/S	10,580	308,348

		5,114,762

Ground Transportation – 0.5%
Aurizon Holdings Ltd.(b)	18,545	41,770
Central Japan Railway Co.	1,537	183,394
CSX Corp.	22,603	676,734
East Japan Railway Co.(b)	3,140	173,772
Grab Holdings Ltd. - Class A(a)	13,321	40,096
Hankyu Hanshin Holdings, Inc.	2,305	68,348
JB Hunt Transport Services, Inc.	892	156,510
Keio Corp.(b)	1,036	36,379
Keisei Electric Railway Co., Ltd.(b)	1,302	40,105
Kintetsu Group Holdings Co., Ltd.(b)	1,728	55,666
MTR Corp., Ltd.	15,600	75,290
Norfolk Southern Corp.	2,449	519,188
Odakyu Electric Railway Co., Ltd.(b)	2,970	38,641
Old Dominion Freight Line, Inc.	974	331,978
Tobu Railway Co., Ltd.(b)	1,902	45,535
Tokyu Corp.(b)	5,501	73,230
Union Pacific Corp.	6,578	1,323,888
West Japan Railway Co.	2,337	96,265

		3,976,789

Industrial Conglomerates – 0.7%
3M Co.	5,918	622,041
CK Hutchison Holdings Ltd.	27,958	172,966
DCC PLC	1,088	63,421
General Electric Co.	11,711	1,119,571
Hitachi Ltd.	10,153	558,016
Honeywell International, Inc.	7,183	1,372,815
Investment AB Latour - Class B(b)	1,491	30,354
Jardine Cycle & Carriage Ltd.(b)	1,023	24,091
Jardine Matheson Holdings Ltd.	1,634	79,481
Keppel Corp., Ltd.	14,674	62,258
Lifco AB - Class B	2,348	50,629
Melrose Industries PLC	40,856	84,145
Siemens AG (REG)	7,969	1,291,009
Smiths Group PLC	3,730	79,109

Company	Shares	U.S. $ Value

Toshiba Corp.(b)	4,068	$136,602

		5,746,508

Machinery – 1.4%
Alfa Laval AB	2,958	105,622
Alstom SA	3,393	92,379
Atlas Copco AB - Class A	27,822	352,459
Atlas Copco AB - Class B	16,258	187,011
Caterpillar, Inc.	5,595	1,280,360
CNH Industrial NV	10,624	162,560
Cummins, Inc.	1,519	362,859
Daifuku Co., Ltd.	3,354	62,274
Daimler Truck Holding AG(a)	4,757	160,544
Deere & Co.	2,907	1,200,242
Dover Corp.	1,502	228,214
FANUC Corp.	9,990	360,761
Fortive Corp.	3,794	258,637
GEA Group AG	1,545	70,479
Hitachi Construction Machinery Co., Ltd.	1,083	25,242
Hoshizaki Corp.(b)	1,094	40,417
Husqvarna AB - Class B	4,217	36,603
IDEX Corp.	811	187,365
Illinois Tool Works, Inc.	2,985	726,698
Indutrade AB	2,776	59,076
Ingersoll Rand, Inc.	4,353	253,257
Knorr-Bremse AG	748	49,825
Komatsu Ltd.	9,617	238,743
Kone Oyj - Class B	3,413	178,002
Kubota Corp.	10,350	156,920
Kurita Water Industries Ltd.(b)	1,130	51,762
Makita Corp.(b)	2,257	56,210
MINEBEA MITSUMI, Inc.(b)	3,657	69,836
MISUMI Group, Inc.	2,864	71,967
Mitsubishi Heavy Industries Ltd.	3,370	124,154
NGK Insulators Ltd.(b)	2,207	29,266
Nordson Corp.	578	128,466
PACCAR, Inc.	5,612	410,798
Parker-Hannifin Corp.	1,379	463,496
Pentair PLC	1,769	97,773
Rational AG	60	40,331
Sandvik AB	11,112	235,861
Schindler Holding AG	435	96,386
Schindler Holding AG (REG)	244	51,635
Sembcorp Marine Ltd.(a)	280,053	25,135
SKF AB - Class B	3,852	75,872
SMC Corp.	598	317,010
Snap-on, Inc.	571	140,974
Spirax-Sarco Engineering PLC	782	114,815
Stanley Black & Decker, Inc.	1,591	128,203
Techtronic Industries Co., Ltd.	13,862	150,196
Toyota Industries Corp.	1,574	87,689
Trane Technologies PLC	2,463	453,143
VAT Group AG(b) (c)	291	105,134
Volvo AB - Class A	2,017	43,385
Volvo AB - Class B	15,630	322,082
Wartsila OYJ Abp(b)	4,769	45,006

Company	Shares	U.S. $ Value

Westinghouse Air Brake Technologies Corp.	1,955	$197,572
Xylem, Inc./NY	1,938	202,909

		11,173,615

Marine Transportation – 0.1%
AP Moller - Maersk A/S - Class A	33	58,543
AP Moller - Maersk A/S - Class B	55	99,974
Mitsui OSK Lines Ltd.(b)	3,652	91,584
Nippon Yusen KK(b)	5,061	118,217
SITC International Holdings Co., Ltd.	13,511	29,037

		397,355

Passenger Airlines – 0.1%
Alaska Air Group, Inc.(a)	1,371	57,527
American Airlines Group, Inc.(a)	6,995	103,176
ANA Holdings, Inc.(a)	1,610	34,993
Delta Air Lines, Inc.(a)	6,894	240,738
Deutsche Lufthansa AG (REG)(a)	6,022	66,980
Japan Airlines Co., Ltd.	1,453	28,331
Qantas Airways Ltd.(a)	9,311	41,559
Singapore Airlines Ltd.(b)	13,499	58,228
Southwest Airlines Co.	6,389	207,898
United Airlines Holdings, Inc.(a)	3,515	155,539

		994,969

Professional Services – 0.7%
Adecco Group AG (REG)	1,749	63,707
Automatic Data Processing, Inc.	4,455	991,817
BayCurrent Consulting, Inc.	1,376	57,129
Broadridge Financial Solutions, Inc.	1,265	185,411
Bureau Veritas SA	3,139	90,191
Computershare Ltd.	5,474	79,511
CoStar Group, Inc.(a)	4,372	301,012
Equifax, Inc.	1,317	267,140
Experian PLC	9,591	315,810
Intertek Group PLC	1,729	86,596
Jacobs Solutions, Inc.	1,362	160,049
Leidos Holdings, Inc.	1,470	135,328
Nihon M&A Center Holdings, Inc.	3,051	22,868
Paychex, Inc.	3,449	395,221
Persol Holdings Co., Ltd.	1,788	36,001
Randstad NV	1,290	76,581
Recruit Holdings Co., Ltd.	14,972	411,865
RELX PLC (London)	19,883	643,949
Robert Half International, Inc.	1,158	93,300
SGS SA (REG)	68	149,991
Teleperformance	630	152,230
Verisk Analytics, Inc.	1,681	322,517
Wolters Kluwer NV	2,683	338,692

		5,376,916

Trading Companies & Distributors – 0.4%
AerCap Holdings NV(a)	1,441	81,027
Ashtead Group PLC	4,598	282,340

Company	Shares	U.S. $ Value

Brenntag SE	1,621	$121,990
Bunzl PLC	3,534	133,488
Fastenal Co.	6,137	331,030
ITOCHU Corp.	12,312	400,958
Marubeni Corp.	15,764	214,386
Mitsubishi Corp.	13,031	468,288
Mitsui & Co., Ltd.	15,022	468,233
MonotaRO Co., Ltd.(b)	2,525	31,804
Reece Ltd.(b)	2,297	26,921
Sumitomo Corp.	11,667	206,685
Toyota Tsusho Corp.	2,273	96,915
United Rentals, Inc.	746	295,237
WW Grainger, Inc.	483	332,695

		3,491,997

Transportation Infrastructure – 0.1%
Aena SME SA(a) (c)	788	127,426
Aeroports de Paris(a)	341	48,681
Auckland International Airport Ltd.(a)	12,611	68,629
Getlink SE	4,433	73,010
Transurban Group(b)	31,507	300,841

		618,587

		57,018,163

Consumer Discretionary – 7.0%
Automobile Components – 0.2%
Aisin Corp.	1,484	40,903
Aptiv PLC(a)	2,913	326,809
BorgWarner, Inc.	2,517	123,610
Bridgestone Corp.	6,010	244,142
Cie Generale des Etablissements Michelin SCA	7,150	218,563
Continental AG	1,197	89,691
Denso Corp.(b)	4,542	256,384
Koito Manufacturing Co., Ltd.(b)	2,104	39,884
Sumitomo Electric Industries Ltd.	7,148	91,830
Valeo	2,088	42,845

		1,474,661

Automobiles – 1.5%
Bayerische Motoren Werke AG	3,452	378,334
Bayerische Motoren Werke AG (Preference Shares)	653	66,749
Dr Ing hc F Porsche AG (Preference Shares)(a)	1,214	155,816
Ferrari NV	1,318	357,156
Ford Motor Co.	42,094	530,384
General Motors Co.	14,994	549,980
Honda Motor Co., Ltd.(b)	16,887	446,681
Isuzu Motors Ltd.	5,874	70,200
Mazda Motor Corp.	5,729	52,844
Mercedes-Benz Group AG	8,389	645,137
Nissan Motor Co., Ltd.	23,388	88,514

Company	Shares	U.S. $ Value

Porsche Automobil Holding SE (Preference Shares)	1,606	$92,196
Renault SA(a)	2,081	84,814
Stellantis NV (Milan)	23,429	426,086
Subaru Corp.	6,199	98,958
Suzuki Motor Corp.	3,856	140,426
Tesla, Inc.(a)	28,915	5,998,706
Toyota Motor Corp.(b)	110,459	1,572,428
Volkswagen AG	326	55,917
Volkswagen AG (Preference Shares)	1,935	264,074
Volvo Car AB - Class B(a)	6,056	26,493
Yamaha Motor Co., Ltd.	2,999	78,486

		12,180,379

Broadline Retail – 1.5%
Amazon.com, Inc.(a)	95,847	9,900,037
Cie Financiere Richemont SA (REG)	5,441	872,497
eBay, Inc.	5,834	258,854
Etsy, Inc.(a)	1,351	150,407
Next PLC	1,339	108,834
Pan Pacific International Holdings Corp.	3,794	73,400
Prosus NV	8,349	653,760
Rakuten Group, Inc.(b)	8,758	40,845
Wesfarmers Ltd.	11,901	402,236

		12,460,870

Distributors – 0.1%
D’ieteren Group	280	54,483
Genuine Parts Co.	1,516	253,642
LKQ Corp.	2,729	154,898
Pool Corp.	420	143,825

		606,848

Diversified Consumer Services – 0.0%
IDP Education Ltd.(b)	2,103	38,755
Pearson PLC	6,404	67,018

		105,773

Hotels, Restaurants & Leisure – 1.3%
Accor SA(a)	1,864	60,601
Amadeus IT Group SA(a)	4,712	316,097
Aristocrat Leisure Ltd.	6,079	151,990
Booking Holdings, Inc.(a)	417	1,106,055
Caesars Entertainment, Inc.(a)	2,307	112,605
Carnival Corp.(a) (b)	10,774	109,356
Chipotle Mexican Grill, Inc.(a)	297	507,362
Compass Group PLC	18,199	457,369
Darden Restaurants, Inc.	1,308	202,949
Delivery Hero SE(a) (c)	1,764	60,179
Domino’s Pizza, Inc.	381	125,680
Entain PLC	5,908	91,752
Evolution AB(c)	1,922	257,506
Expedia Group, Inc.(a)	1,589	154,181
Flutter Entertainment PLC Class DI(a)	1,757	319,724

Company	Shares	U.S. $ Value

Galaxy Entertainment Group Ltd.(a)	22,738	$152,098
Genting Singapore Ltd.	60,925	51,421
Hilton Worldwide Holdings, Inc.	2,865	403,592
InterContinental Hotels Group PLC	1,827	119,606
Just Eat Takeaway.com NV(a) (b) (c)	1,820	34,731
La Francaise des Jeux SAEM(c)	1,096	45,679
Las Vegas Sands Corp.(a)	3,533	202,971
Lottery Corp. Ltd. (The)	22,425	77,128
Marriott International, Inc./MD - Class A	2,893	480,354
McDonald’s Corp.	7,874	2,201,649
McDonald’s Holdings Co. Japan Ltd.(b)	929	38,622
MGM Resorts International	3,383	150,273
Norwegian Cruise Line Holdings Ltd.(a)	4,531	60,942
Oriental Land Co., Ltd./Japan(b)	10,420	356,773
Royal Caribbean Cruises Ltd.(a)	2,360	154,108
Sands China Ltd.(a)	24,462	84,981
Sodexo SA	953	93,080
Starbucks Corp.	12,356	1,286,630
Whitbread PLC	2,170	80,162
Wynn Resorts Ltd.(a)	1,109	124,108
Yum! Brands, Inc.	3,010	397,561

		10,629,875

Household Durables – 0.4%
Barratt Developments PLC	10,300	59,274
Berkeley Group Holdings PLC	1,131	58,595
DR Horton, Inc.	3,360	328,238
Electrolux AB - Class B	2,277	27,676
Garmin Ltd.	1,648	166,316
Iida Group Holdings Co., Ltd.	1,483	24,212
Lennar Corp. - Class A	2,726	286,530
Mohawk Industries, Inc.(a)	567	56,825
Newell Brands, Inc.	4,047	50,345
NVR, Inc.(a)	33	183,882
Open House Group Co., Ltd.(b)	825	30,938
Panasonic Holdings Corp.(b)	22,877	204,683
Persimmon PLC	3,215	49,922
PulteGroup, Inc.	2,425	141,329
SEB SA	278	31,632
Sekisui Chemical Co., Ltd.	3,800	53,969
Sekisui House Ltd.	6,477	132,009
Sharp Corp./Japan(a) (b)	2,157	15,251
Sony Group Corp.	13,136	1,196,471
Taylor Wimpey PLC	36,789	54,123
Whirlpool Corp.	586	77,364

		3,229,584

Leisure Products – 0.1%
Bandai Namco Holdings, Inc.	6,240	134,529
Hasbro, Inc.	1,396	74,951
Shimano, Inc.	773	134,027
Yamaha Corp.	1,474	56,932

		400,439

Company	Shares	U.S. $ Value

Specialty Retail – 1.1%
Advance Auto Parts, Inc.	637	$77,466
AutoZone, Inc.(a)	202	496,546
Bath & Body Works, Inc.	2,456	89,840
Best Buy Co., Inc.	2,117	165,698
CarMax, Inc.(a)	1,699	109,212
Fast Retailing Co., Ltd.	1,848	404,550
H & M Hennes & Mauritz AB - Class B	7,358	105,201
Hikari Tsushin, Inc.	211	29,651
Home Depot, Inc. (The)	10,957	3,233,630
Industria de Diseno Textil SA	11,382	382,381
JD Sports Fashion PLC	25,984	57,223
Kingfisher PLC	19,545	63,179
Lowe’s Cos., Inc.	6,501	1,300,005
Nitori Holdings Co., Ltd.(b)	863	104,217
O’Reilly Automotive, Inc.(a)	670	568,817
Ross Stores, Inc.	3,702	392,893
TJX Cos., Inc. (The)	12,423	973,466
Tractor Supply Co.	1,188	279,228
Ulta Beauty, Inc.(a)	547	298,482
USS Co., Ltd.	1,906	33,068
Zalando SE(a) (c)	2,410	101,004
ZOZO, Inc.	1,255	28,704

		9,294,461

Textiles, Apparel & Luxury Goods – 0.8%
adidas AG	1,688	299,236
Burberry Group PLC	4,080	130,641
Hermes International	332	672,385
Kering SA	785	512,156
LVMH Moet Hennessy Louis Vuitton SE	2,884	2,647,248
Moncler SpA	2,183	150,783
NIKE, Inc. - Class B	13,392	1,642,395
Pandora A/S	987	94,740
Puma SE	1,150	71,291
Ralph Lauren Corp.	442	51,568
Swatch Group AG (The) (REG)	610	38,678
Swatch Group AG (The)	313	107,794
Tapestry, Inc.	2,538	109,413
VF Corp.	3,552	81,376

		6,609,704

		56,992,594

Consumer Staples – 5.4%
Beverages – 1.2%
Anheuser-Busch InBev SA/NV	9,111	607,338
Asahi Group Holdings Ltd.	4,750	176,786
Brown-Forman Corp. - Class B	1,966	126,355
Budweiser Brewing Co. APAC Ltd.(c)	17,346	52,790
Carlsberg AS - Class B	1,039	161,218
Coca-Cola Co. (The)	41,844	2,595,583
Coca-Cola Europacific Partners PLC	2,174	128,679
Coca-Cola HBC AG(a)	2,025	55,435

Company	Shares	U.S. $ Value

Constellation Brands, Inc. - Class A	1,746	$394,404
Davide Campari-Milano NV	5,266	64,255
Diageo PLC	23,703	1,057,856
Heineken Holding NV	1,200	110,098
Heineken NV	2,717	291,944
Keurig Dr Pepper, Inc.	9,136	322,318
Kirin Holdings Co., Ltd.	8,287	131,107
Molson Coors Beverage Co. - Class B	2,021	104,445
Monster Beverage Corp.(a)	8,190	442,342
PepsiCo, Inc.	14,807	2,699,316
Pernod Ricard SA	2,162	489,543
Remy Cointreau SA	258	46,977
Suntory Beverage & Food Ltd.	1,400	52,148
Treasury Wine Estates Ltd.	7,272	63,839

		10,174,776

Consumer Staples Distribution & Retail – 1.2%
Aeon Co., Ltd.	6,832	132,546
Carrefour SA	6,221	125,774
Coles Group Ltd.	13,940	168,432
Costco Wholesale Corp.	4,771	2,370,567
Dollar General Corp.	2,404	505,946
Dollar Tree, Inc.(a)	2,235	320,834
Endeavour Group Ltd./Australia(b)	14,923	67,800
HelloFresh SE(a)	1,664	39,682
J Sainsbury PLC	17,625	60,651
Jeronimo Martins SGPS SA	2,853	66,968
Kesko Oyj - Class B	2,751	59,123
Kobe Bussan Co., Ltd.	1,597	44,592
Koninklijke Ahold Delhaize NV	10,902	372,468
Kroger Co. (The)	7,003	345,738
MatsukiyoCocokara & Co.	1,192	63,142
Ocado Group PLC(a) (b)	5,923	39,218
Seven & i Holdings Co., Ltd.	7,835	353,939
Sysco Corp.	5,457	421,444
Target Corp.	4,949	819,703
Tesco PLC	75,669	248,075
Walgreens Boots Alliance, Inc.	7,697	266,162
Walmart, Inc.	15,077	2,223,104
Welcia Holdings Co., Ltd.(b)	950	20,338
Woolworths Group Ltd.(b)	12,671	322,131

		9,458,377

Food Products – 1.2%
Ajinomoto Co., Inc.	4,703	163,607
Archer-Daniels-Midland Co.	5,882	468,560
Associated British Foods PLC	3,589	86,128
Barry Callebaut AG (REG)	38	80,513
Bunge Ltd.	1,611	153,883
Campbell Soup Co.	2,157	118,592
Chocoladefabriken Lindt & Spruengli AG (REG)	1	118,436
Chocoladefabriken Lindt & Spruengli AG	11	129,917
Conagra Brands, Inc.	5,124	192,458
Danone SA	6,752	420,134
General Mills, Inc.	6,339	541,731
Hershey Co. (The)	1,580	401,968

Company	Shares	U.S. $ Value

Hormel Foods Corp.	3,114	$124,186
JDE Peet’s NV	1,011	29,406
JM Smucker Co. (The)	1,147	180,503
Kellogg Co.	2,752	184,274
Kerry Group PLC - Class A	1,652	164,746
Kikkoman Corp.	1,552	79,235
Kraft Heinz Co. (The)	8,560	331,015
Lamb Weston Holdings, Inc.	1,547	161,692
McCormick & Co., Inc./MD	2,696	224,334
MEIJI Holdings Co., Ltd.(b)	2,438	57,984
Mondelez International, Inc. - Class A	14,657	1,021,886
Mowi ASA	4,205	77,776
Nestle SA (REG)	28,644	3,492,577
Nisshin Seifun Group, Inc.(b)	1,993	23,324
Nissin Foods Holdings Co., Ltd.	638	58,339
Orkla ASA	7,567	53,669
Salmar ASA	747	32,539
Tyson Foods, Inc. - Class A	3,071	182,172
WH Group Ltd.(c)	84,024	50,091
Wilmar International Ltd.	19,354	61,316
Yakult Honsha Co., Ltd.	1,381	100,344

		9,567,335

Household Products – 0.8%
Church & Dwight Co., Inc.	2,622	231,811
Clorox Co. (The)	1,328	210,143
Colgate-Palmolive Co.	8,979	674,772
Essity AB - Class B	6,338	181,038
Henkel AG & Co. KGaA	1,131	82,276
Henkel AG & Co. KGaA (Preference Shares)	1,875	146,689
Kimberly-Clark Corp.	3,629	487,084
Procter & Gamble Co. (The)	25,363	3,771,224
Reckitt Benckiser Group PLC	7,485	569,440
Unicharm Corp.	4,216	173,302

		6,527,779

Personal Care Products – 0.5%
Beiersdorf AG	1,065	138,543
Estee Lauder Cos., Inc. (The) - Class A	2,491	613,932
Haleon PLC	51,669	205,252
Kao Corp.	4,903	190,851
Kobayashi Pharmaceutical Co., Ltd.	537	32,842
Kose Corp.	385	45,760
L’Oreal SA	2,516	1,124,256
Shiseido Co., Ltd.	4,168	195,409
Unilever PLC (London)	26,465	1,371,390

		3,918,235

Tobacco – 0.5%
Altria Group, Inc.	19,196	856,525
British American Tobacco PLC	22,128	775,683
Imperial Brands PLC	9,372	215,515
Japan Tobacco, Inc.	12,430	262,566

Company	Shares	U.S. $ Value

Philip Morris International, Inc.	16,667	$1,620,866

		3,731,155

		43,377,657

Communication Services – 4.6%
Diversified Telecommunication Services – 1.1%
AT&T, Inc.	76,634	1,475,204
Bezeq The Israeli Telecommunication Corp., Ltd.	21,484	29,249
BT Group PLC	70,623	127,215
Cellnex Telecom SA(c)	5,887	228,931
Charter Communications, Inc. - Class A(a)	1,132	404,814
Comcast Corp. - Class A	45,226	1,714,518
Deutsche Telekom AG (REG)	33,799	819,027
Elisa Oyj	1,530	92,276
HKT Trust & HKT Ltd.	38,163	50,661
Infrastrutture Wireless Italiane SpA(c)	3,386	44,486
Koninklijke KPN NV	34,215	120,901
Nippon Telegraph & Telephone Corp.	12,381	369,978
Orange SA	20,664	245,492
Singapore Telecommunications Ltd.	86,008	159,362
Spark New Zealand Ltd.	18,834	59,670
Swisscom AG (REG)	278	177,412
Telecom Italia SpA/Milano(a) (b)	100,391	33,107
Telefonica Deutschland Holding AG	10,489	32,288
Telefonica SA	54,139	233,167
Telenor ASA	7,049	82,651
Telia Co. AB	26,782	68,006
Telstra Group Ltd.	40,108	113,562
United Internet AG (REG)	977	16,842
Verizon Communications, Inc.	45,153	1,756,000
Washington H Soul Pattinson & Co., Ltd.(b)	2,181	44,202

		8,499,021

Entertainment – 0.8%
Activision Blizzard, Inc.	7,657	655,363
Bollore SE	8,908	55,066
Capcom Co., Ltd.	1,774	63,493
Electronic Arts, Inc.	2,801	337,380
Embracer Group AB(a) (b)	6,492	30,430
Koei Tecmo Holdings Co., Ltd.(b)	1,184	21,399
Konami Group Corp.	1,050	48,193
Live Nation Entertainment, Inc.(a)	1,533	107,310
Netflix, Inc.(a)	4,788	1,654,158
Nexon Co., Ltd.(b)	4,977	118,845
Nintendo Co., Ltd.	11,478	445,823
Sea Ltd. (ADR)(a)	3,814	330,102
Square Enix Holdings Co., Ltd.	864	41,520
Take-Two Interactive Software, Inc.(a)	1,705	203,407

Company	Shares	U.S. $ Value

Toho Co., Ltd./Tokyo	1,127	$43,208
Universal Music Group NV	7,524	190,543
Walt Disney Co. (The)(a)	19,640	1,966,553
Warner Bros Discovery, Inc.(a)	23,758	358,746

		6,671,539

Interactive Media & Services – 2.2%
Adevinta ASA(a)	2,936	20,843
Alphabet, Inc. - Class A(a)	64,034	6,642,247
Alphabet, Inc. - Class C(a)	55,821	5,805,384
Auto Trader Group PLC(c)	9,578	73,058
Match Group, Inc.(a)	3,003	115,285
Meta Platforms, Inc. - Class A(a)	23,929	5,071,512
REA Group Ltd.(b)	593	55,293
Scout24 SE(c)	842	50,081
SEEK Ltd.(b)	3,387	54,751
Z Holdings Corp.(b)	26,998	76,552

		17,965,006

Media – 0.2%
CyberAgent, Inc.	4,076	34,535
Dentsu Group, Inc.	2,179	76,806
DISH Network Corp. - Class A(a)	2,702	25,210
Fox Corp. - Class A	3,192	108,688
Fox Corp. - Class B	1,482	46,401
Hakuhodo DY Holdings, Inc.	2,354	26,688
Informa PLC	14,350	123,000
Interpublic Group of Cos., Inc. (The)	4,177	155,552
News Corp. - Class A	4,111	70,997
News Corp. - Class B	1,267	22,084
Omnicom Group, Inc.	2,179	205,567
Paramount Global - Class B	5,430	121,143
Publicis Groupe SA	2,394	186,875
Vivendi SE	7,323	74,047
WPP PLC	10,905	129,561

		1,407,154

Wireless Telecommunication Services – 0.3%
KDDI Corp.	16,730	515,915
SoftBank Corp.(b)	29,917	345,356
SoftBank Group Corp.	12,643	497,041
T-Mobile US, Inc.(a)	6,368	922,341
Tele2 AB - Class B	5,769	57,419
Vodafone Group PLC	267,672	295,268

		2,633,340

		37,176,060

Energy – 3.0%
Energy Equipment & Services – 0.2%
Baker Hughes Co.	10,816	312,149

Company	Shares	U.S. $ Value

Halliburton Co.	9,720	$307,541
Schlumberger NV	15,269	749,708
Tenaris SA	4,757	67,403

		1,436,801

Oil, Gas & Consumable Fuels – 2.8%
Aker BP ASA	3,337	81,840
Ampol Ltd.	2,400	48,931
APA Corp.	3,457	124,659
BP PLC	189,022	1,194,717
Chevron Corp.	19,126	3,120,598
ConocoPhillips	13,158	1,305,405
Coterra Energy, Inc.	8,477	208,026
Devon Energy Corp.	7,028	355,687
Diamondback Energy, Inc.	1,976	267,096
ENEOS Holdings, Inc.	30,918	108,476
Eni SpA(b)	25,897	361,169
EOG Resources, Inc.	6,315	723,888
EQT Corp.	3,946	125,917
Equinor ASA	10,006	284,455
Exxon Mobil Corp.	44,273	4,854,977
Galp Energia SGPS SA	5,050	57,142
Hess Corp.	2,983	394,770
Idemitsu Kosan Co., Ltd.(b)	2,100	45,975
Inpex Corp.	10,772	113,995
Kinder Morgan, Inc.	21,268	372,403
Marathon Oil Corp.	6,828	163,599
Marathon Petroleum Corp.	4,881	658,105
Neste Oyj	4,479	221,280
Occidental Petroleum Corp.	7,817	488,015
OMV AG	1,582	72,650
ONEOK, Inc.	4,805	305,310
Phillips 66	5,010	507,914
Pioneer Natural Resources Co.	2,554	521,629
Repsol SA	14,284	219,657
Santos Ltd.	32,417	149,196
Shell PLC	73,514	2,095,044
Targa Resources Corp.	2,434	177,560
TotalEnergies SE	25,917	1,528,162
Valero Energy Corp.	4,145	578,642
Williams Cos., Inc. (The)	13,095	391,017
Woodside Energy Group Ltd.(b)	19,685	439,766

		22,667,672

		24,104,473

Materials – 2.7%
Chemicals – 1.4%
Air Liquide SA	5,454	912,937
Air Products and Chemicals, Inc.	2,388	685,858
Akzo Nobel NV	1,888	147,669
Albemarle Corp.	1,260	278,510
Arkema SA	668	65,956
Asahi Kasei Corp.	12,639	88,525
BASF SE	9,565	502,150
Celanese Corp.	1,072	116,730
CF Industries Holdings, Inc.	2,109	152,881
Chr Hansen Holding A/S	1,143	86,949
Clariant AG (REG)(a)	2,173	36,049

Company	Shares	U.S. $ Value

Corteva, Inc.	7,664	$462,216
Covestro AG(c)	2,076	85,974
Croda International PLC	1,464	117,667
Dow, Inc.	7,578	415,426
DuPont de Nemours, Inc.	4,925	353,467
Eastman Chemical Co.	1,277	107,702
Ecolab, Inc.	2,664	440,972
EMS-Chemie Holding AG (REG)	77	63,650
Evonik Industries AG	2,112	44,435
FMC Corp.	1,354	165,364
Givaudan SA (REG)	97	315,714
ICL Group Ltd.	6,562	44,461
IMCD NV	609	99,581
International Flavors & Fragrances, Inc.	2,741	252,062
Johnson Matthey PLC	1,949	47,782
JSR Corp.(b)	1,839	43,504
Koninklijke DSM NV	1,834	217,043
Linde PLC	5,295	1,882,055
LyondellBasell Industries NV - Class A	2,731	256,414
Mitsubishi Chemical Group Corp.	12,899	76,716
Mitsui Chemicals, Inc.	1,855	47,897
Mosaic Co. (The)	3,661	167,967
Nippon Paint Holdings Co., Ltd.(b)	8,359	78,600
Nippon Sanso Holdings Corp.(b)	1,792	32,375
Nissan Chemical Corp.(b)	1,313	59,633
Nitto Denko Corp.	1,516	98,117
Novozymes A/S - Class B	2,164	110,804
OCI NV	1,071	36,307
Orica Ltd.	4,655	48,088
PPG Industries, Inc.	2,527	337,557
Sherwin-Williams Co. (The)	2,535	569,792
Shin-Etsu Chemical Co., Ltd.	19,265	625,362
Sika AG (REG)	1,523	427,195
Solvay SA	809	92,522
Sumitomo Chemical Co., Ltd.	15,011	50,542
Symrise AG	1,383	150,504
Toray Industries, Inc.	13,972	79,930
Tosoh Corp.	2,620	35,604
Umicore SA	2,129	72,218
Yara International ASA	1,775	77,143

		11,764,576

Construction Materials – 0.2%
CRH PLC	7,783	393,199
HeidelbergCement AG	1,499	109,453
Holcim AG(a)	5,826	375,726
James Hardie Industries PLC	4,721	101,614
Martin Marietta Materials, Inc.	668	237,180
Vulcan Materials Co.	1,429	245,159

		1,462,331

Containers & Packaging – 0.1%
Amcor PLC	15,974	181,784
Avery Dennison Corp.	871	155,848
Ball Corp.	3,375	185,996
International Paper Co.	3,824	137,893
Packaging Corp. of America	995	138,136
Sealed Air Corp.	1,555	71,390

Company	Shares	U.S. $ Value

SIG Group AG	3,105	$79,995
Smurfit Kappa Group PLC	2,618	94,955
Westrock Co.	2,738	83,427

		1,129,424

Metals & Mining – 0.9%
Anglo American PLC	13,324	443,176
Antofagasta PLC	3,973	77,821
ArcelorMittal SA	5,575	168,902
BHP Group Ltd.	52,766	1,668,140
BlueScope Steel Ltd.	4,518	61,153
Boliden AB	2,899	113,885
Fortescue Metals Group Ltd.	17,540	263,654
Freeport-McMoRan, Inc.	15,367	628,664
Glencore PLC	107,286	617,347
IGO Ltd.	7,059	60,532
JFE Holdings, Inc.	4,952	62,853
Mineral Resources Ltd.(b)	1,825	98,654
Newcrest Mining Ltd.	9,309	166,169
Newmont Corp. (New York)	8,534	418,337
Nippon Steel Corp.	8,433	198,863
Norsk Hydro ASA	13,549	101,122
Northern Star Resources Ltd.	12,068	98,959
Nucor Corp.	2,720	420,158
Pilbara Minerals Ltd.(b)	26,278	69,910
Rio Tinto Ltd.	3,876	311,436
Rio Tinto PLC	11,721	795,597
South32 Ltd.	46,987	137,706
Steel Dynamics, Inc.	1,793	202,716
Sumitomo Metal Mining Co., Ltd.	2,644	101,170
voestalpine AG	1,169	39,749

		7,326,673

Paper & Forest Products – 0.1%
Holmen AB - Class B	954	36,779
Mondi PLC	4,892	77,670
Oji Holdings Corp.	8,176	32,372
Stora Enso Oyj - Class R	5,601	72,868
Svenska Cellulosa AB SCA - Class B	6,104	80,393
UPM-Kymmene Oyj(a)	5,520	185,406

		485,488

		22,168,492

Utilities – 2.0%
Electric Utilities – 1.2%
Acciona SA	276	55,377
Alliant Energy Corp.	2,699	144,127
American Electric Power Co., Inc.	5,525	502,720
BKW AG	219	34,433
Chubu Electric Power Co., Inc.	6,491	68,476
CK Infrastructure Holdings Ltd.	5,927	32,248
CLP Holdings Ltd.	16,545	119,556
Constellation Energy Corp.	3,516	276,006
Duke Energy Corp.	8,278	798,579

Company	Shares	U.S. $ Value

Edison International	4,106	$289,843
EDP - Energias de Portugal SA	27,968	152,395
Elia Group SA/NV	363	47,936
Endesa SA	3,200	69,503
Enel SpA	84,717	516,685
Entergy Corp.	2,188	235,735
Evergy, Inc.	2,468	150,844
Eversource Energy	3,745	293,084
Exelon Corp.	10,684	447,553
FirstEnergy Corp.	5,840	233,950
Fortum Oyj(a)	4,474	68,535
Iberdrola SA	63,646	792,889
Kansai Electric Power Co., Inc. (The)(b)	7,093	69,078
Mercury NZ Ltd.	6,864	27,150
NextEra Energy, Inc.	21,364	1,646,737
NRG Energy, Inc.	2,477	84,936
Origin Energy Ltd.	17,744	98,818
Orsted AS(c)	2,009	171,303
PG&E Corp.(a)	17,310	279,903
Pinnacle West Capital Corp.	1,216	96,356
Power Assets Holdings Ltd.	13,977	74,984
PPL Corp.	7,916	219,986
Red Electrica Corp. SA	4,124	72,567
Southern Co. (The)	11,704	814,364
SSE PLC	11,258	251,209
Terna - Rete Elettrica Nazionale	14,175	116,340
Tokyo Electric Power Co. Holdings, Inc.(a)	15,381	54,944
Verbund AG	742	64,541
Xcel Energy, Inc.	5,884	396,817

		9,870,507

Gas Utilities – 0.1%
APA Group	11,887	80,751
Atmos Energy Corp.	1,539	172,922
Enagas SA	2,507	48,174
Hong Kong & China Gas Co., Ltd.	112,802	99,312
Naturgy Energy Group SA(b)	1,478	44,493
Osaka Gas Co., Ltd.	3,778	62,064
Snam SpA	20,316	107,716
Tokyo Gas Co., Ltd.	4,034	75,812

		691,244

Independent Power and Renewable Electricity Producers – 0.1%
AES Corp. (The)	7,181	172,918
Corp. ACCIONA Energias Renovables SA(b)	682	26,449
EDP Renovaveis SA	2,903	66,496
Meridian Energy Ltd.	12,972	42,676
RWE AG	6,698	288,204

		596,743

Multi-Utilities – 0.5%
Ameren Corp.	2,779	240,078
CenterPoint Energy, Inc.	6,768	199,385
CMS Energy Corp.	3,131	192,181
Consolidated Edison, Inc.	3,815	364,981

Company	Shares	U.S. $ Value

Dominion Energy, Inc.	8,959	$500,898
DTE Energy Co.	2,083	228,172
E.ON SE	23,255	290,099
Engie SA	18,918	299,371
National Grid PLC	37,911	512,822
NiSource, Inc.	4,366	122,073
Public Service Enterprise Group, Inc.	5,364	334,982
Sempra Energy	3,379	510,770
United Utilities Group PLC	6,870	89,911
Veolia Environnement SA	6,977	215,290
WEC Energy Group, Inc.	3,391	321,433

		4,422,446

Water Utilities – 0.1%
American Water Works Co., Inc.	2,075	303,967
Severn Trent PLC	2,673	94,953

		398,920

		15,979,860

Real Estate – 1.6%
Diversified REITs – 0.0%
British Land Co. PLC (The)	8,871	42,551
Daiwa House REIT Investment Corp.	25	51,225
GPT Group (The)(b)	19,300	55,155
Land Securities Group PLC	7,097	54,480
Mirvac Group(b)	39,723	55,637
Nomura Real Estate Master Fund, Inc.	46	51,547
Stockland	24,051	64,404

		374,999

Health Care REITs – 0.1%
Healthpeak Properties, Inc.	5,879	129,162
Ventas, Inc.	4,300	186,405
Welltower, Inc.	5,080	364,185

		679,752

Hotel & Resort REITs – 0.0%
Host Hotels & Resorts, Inc.	7,687	126,759

Industrial REITs – 0.2%
CapitaLand Ascendas REIT	33,812	72,906
GLP J-Reit	51	55,127
Goodman Group	17,530	222,453
Mapletree Logistics Trust	31,227	40,282
Nippon Prologis REIT, Inc.	25	52,926
Prologis, Inc.	9,924	1,238,218
Segro PLC	12,114	115,395
Warehouses De Pauw CVA	1,696	50,432

		1,847,739

Office REITs – 0.1%
Alexandria Real Estate Equities, Inc.	1,693	212,624
Boston Properties, Inc.	1,534	83,020
Covivio SA/France	524	30,481
Dexus(b)	10,836	54,785
Gecina SA	518	53,769
Japan Real Estate Investment Corp.	13	51,808

Company	Shares	U.S. $ Value

Nippon Building Fund, Inc.	16	$66,600

		553,087

Real Estate Management & Development – 0.3%
Aroundtown SA	10,065	14,388
Azrieli Group Ltd.	427	24,535
Capitaland Investment Ltd./Singapore	26,947	74,765
CBRE Group, Inc. - Class A(a)	3,397	247,336
City Developments Ltd.	4,093	22,712
CK Asset Holdings Ltd.	20,190	122,405
Daito Trust Construction Co., Ltd.	659	65,656
Daiwa House Industry Co., Ltd.	6,312	148,719
ESR Group Ltd.(c)	19,958	35,790
Fastighets AB Balder - Class B(a)	6,354	26,106
Hang Lung Properties Ltd.	20,399	38,171
Henderson Land Development Co., Ltd.	14,633	50,627
Hongkong Land Holdings Ltd.	11,598	51,025
Hulic Co., Ltd.	3,868	31,815
LEG Immobilien SE	808	44,405
Lendlease Corp., Ltd.(b)	6,939	33,770
Mitsubishi Estate Co., Ltd.	11,724	139,453
Mitsui Fudosan Co., Ltd.	9,510	178,640
New World Development Co., Ltd.	15,213	40,780
Nomura Real Estate Holdings, Inc.	1,195	26,462
Sagax AB - Class B	1,934	44,579
Sino Land Co., Ltd.	33,532	45,346
Sumitomo Realty & Development Co., Ltd.	3,117	70,386
Sun Hung Kai Properties Ltd.	15,091	211,419
Swire Pacific Ltd. - Class A	4,408	33,875
Swire Properties Ltd.	11,788	30,339
Swiss Prime Site AG (REG)	814	67,690
Unibail-Rodamco-Westfield(a)	1,282	68,661
UOL Group Ltd.	4,678	24,425
Vonovia SE	7,549	142,184
Wharf Real Estate Investment Co., Ltd.	16,824	96,862

		2,253,326

Residential REITs – 0.2%
AvalonBay Communities, Inc.	1,504	252,762
Camden Property Trust	1,184	124,131
Equity Residential	3,662	219,720
Essex Property Trust, Inc.	695	145,352
Invitation Homes, Inc.	6,245	195,031
Mid-America Apartment Communities, Inc.	1,242	187,592
UDR, Inc.	3,325	136,524

		1,261,112

Retail REITs – 0.2%
CapitaLand Integrated Commercial Trust	53,735	80,142
Federal Realty Investment Trust	787	77,779
Japan Metropolitan Fund Invest	77	56,229
Kimco Realty Corp.	6,649	129,855
Klepierre SA	2,286	51,829
Link REIT	26,342	169,385
Mapletree Pan Asia Commercial Trust	21,757	29,498
Realty Income Corp.	6,743	426,967
Regency Centers Corp.	1,656	101,314
Scentre Group	52,294	96,801

Company	Shares		U.S. $ Value

Simon Property Group, Inc.		3,515	$393,575
Vicinity Centres		38,985	50,986

			1,664,360

Specialized REITs – 0.5%
American Tower Corp.		5,006	1,022,926
Crown Castle, Inc.		4,655	623,025
Digital Realty Trust, Inc.		3,091	303,876
Equinix, Inc.		995	717,435
Extra Space Storage, Inc.		1,440	234,619
Iron Mountain, Inc.		3,126	165,397
Public Storage		1,699	513,336
SBA Communications Corp.		1,161	303,102
VICI Properties, Inc.		10,791	352,003
Weyerhaeuser Co.		7,878	237,364

			4,473,083

			13,234,217

Total Common Stocks (cost $557,561,777)			528,930,969

	Notional Amount

PURCHASED OPTIONS – PUTS – 0.0%
Options on Indices – 0.0%
Euro STOXX 50 Index Expiration: Apr 2023; Contracts: 4,740; Exercise Price: EUR 3,975.00; Counterparty: Morgan Stanley & Co., Inc.(a)	EUR	18,841,500	48,321
FTSE 100 Index Expiration: Apr 2023; Contracts: 900; Exercise Price: GBP 7,150.00; Counterparty: Morgan Stanley & Co., Inc.(a)	GBP	6,435,000	13,045
Nikkei 225 Index Expiration: Apr 2023; Contracts: 79,000; Exercise Price: JPY 27,125.00; Counterparty: Morgan Stanley & Co., Inc.(a)	JPY	2,142,875,000	39,270
S&P 500 Index Expiration: Apr 2023; Contracts: 26,000; Exercise Price: USD 3,860.00; Counterparty: Morgan Stanley & Co., Inc.(a)	USD	100,360,000	254,800

Total Purchased Options - Puts (premiums paid $2,625,412)			355,436

	Shares

SHORT-TERM INVESTMENTS – 28.1%
Investment Companies – 28.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.75%(d) (e) (f) (cost $226,973,453)		226,973,453	226,973,453

Total Investments Before Security Lending Collateral for Securities Loaned – 93.5% (cost $787,160,642)			756,259,858

Company	Shares	U.S. $ Value

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.75%(d) (e) (f) (cost $1,618,087)	1,618,087	$1,618,087

Total Investments – 93.7% (cost $788,778,729)(g)		757,877,945
Other assets less liabilities – 6.3%		51,025,598

Net Assets – 100.0%		$808,903,543

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
10 Yr Canadian Bond Futures	103	June 2023	$9,614,858	$386,785
Euro STOXX 50 Index Futures	70	June 2023	3,234,738	127,553
Euro-BTP Futures	139	June 2023	17,388,492	643,049
Euro-Bund Futures	39	June 2023	5,745,420	225,383
Euro-OAT Futures	72	June 2023	10,168,878	377,050
FTSE 100 Index Futures	13	June 2023	1,225,050	47,214
Hang Seng Index Futures	17	April 2023	2,217,716	88,934
Long Gilt Futures	143	June 2023	18,231,426	457,420
MSCI EAFE Futures	6	June 2023	628,950	16,084
MSCI Emerging Markets Futures	115	June 2023	5,724,125	217,101
Nikkei 225 (CME) Futures	20	June 2023	2,827,000	40,937
OMXS 30 Index Futures	207	April 2023	4,421,112	166,414
S&P 500 E-Mini Futures	89	June 2023	18,412,988	761,621
S&P Mid 400 E-Mini Futures	5	June 2023	1,264,850	51,948
S&P/TSX 60 Index Futures	52	June 2023	9,304,980	232,965
TOPIX Index Futures	6	June 2023	905,366	(4,027)
U.S. T-Note 5 Yr (CBT) Futures	460	June 2023	50,373,594	768,359
U.S. T-Note 10 Yr (CBT) Futures	830	June 2023	95,385,156	2,516,737
U.S. Ultra Bond (CBT) Futures	115	June 2023	16,229,375	652,982
Sold Contracts
Euro STOXX 50 Index Futures	291	June 2023	13,447,267	(594,157)
FTSE 100 Index Futures	52	June 2023	4,900,202	(47,660)
MSCI Singapore IX ETS Futures	78	April 2023	1,794,973	(33,191)
S&P 500 E-Mini Futures	317	June 2023	65,583,337	(2,438,160)
SPI 200 Futures	66	June 2023	7,931,261	(188,024)

				$4,473,317

FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	AUD	1,189	USD	825	04/13/2023	$29,603
Bank of America, NA	SEK	37,573	USD	3,619	04/21/2023	(4,939)
Bank of America, NA	JPY	3,806,888	USD	29,286	04/28/2023	514,972
Bank of America, NA	EUR	50,546	USD	53,810	05/11/2023	(1,121,493)
Bank of America, NA	GBP	20,936	USD	25,636	05/24/2023	(216,916)
Bank of America, NA	USD	7,980	GBP	6,465	05/24/2023	2,475
Bank of New York	USD	15,973	EUR	14,702	05/11/2023	4,492
Barclays Bank PLC	AUD	8,187	USD	5,761	04/13/2023	287,079
Deutsche Bank AG	CAD	5,330	USD	3,917	06/09/2023	(30,598)
Goldman Sachs Bank USA	USD	2,760	AUD	3,935	04/13/2023	(129,151)
Goldman Sachs Bank USA	CNH	33,506	USD	4,929	04/20/2023	48,169
Morgan Stanley Capital Services, Inc.	CHF	10,605	USD	11,416	05/24/2023	(237,049)
State Street Bank & Trust Co.	NOK	3,521	USD	354	04/21/2023	17,265

						$(836,091)

PUT OPTIONS WRITTEN

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	U.S. $ Value
Euro STOXX 50 Index(h)	Morgan Stanley & Co., Inc.	474	EUR	3,800.00	April 2023	EUR	18,012	$285,551	$(24,418)
FTSE 100 Index(h)	Morgan Stanley & Co., Inc.	90	GBP	6,850.00	April 2023	GBP	6,165	76,014	(6,661)
Nikkei 225 Index(i)	Morgan Stanley & Co., Inc.	79	JPY	26,000.00	April 2023	JPY	2,054,000	64,835	(9,817)
S&P 500 Index(j)	Morgan Stanley & Co., Inc.	260	USD	3,680.00	April 2023	USD	95,680	836,662	(85,800)

								$1,263,062	$(126,696)

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At March 31, 2023, the aggregate market value of these securities amounted to $2,450,150 or 0.3% of net assets.

(d)	Affiliated investments.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	The rate shown represents the 7-day yield as of period end.
(g)

As of March 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $52,939,007 and gross unrealized depreciation of investments was $(79,066,199), resulting in net unrealized depreciation of $(26,127,192).

(h)	One contract relates to 10 shares.
(i)	One contract relates to 1000 shares.
(j)	One contract relates to 100 shares.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

NOK – Norwegian Krone

SEK – Swedish Krona

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

BTP – Buoni del Tesoro Poliennali

CBT – Chicago Board of Trade

CME – Chicago Mercantile Exchange

EAFE – Europe, Australia, and Far East

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

OAT – Obligations Assimilables du Trésor

OMXS – Stockholm Stock Exchange

REG – Registered Shares

REIT – Real Estate Investment Trust

SPI – Share Price Index

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

COUNTRY BREAKDOWN1

March 31, 2023 (unaudited)

49.8%	United States
4.6%	Japan
2.8%	United Kingdom
2.5%	France
1.8%	Germany
1.7%	Australia
1.5%	Switzerland
0.9%	Netherlands
0.7%	Sweden
0.7%	Denmark
0.6%	Spain
0.5%	Hong Kong
0.4%	Italy
1.5%	Other
30.0%	Short-Term Investments

100.0%	Total Investments

1

The Portfolio’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.3% or less in the following: Austria, Belgium, Brazil, Chile, China, Finland, Ireland, Israel, Jordan, Luxembourg, Macau, New Zealand, Norway, Portugal, Singapore, South Africa and South Korea.

AB Variable Products Series Fund, Inc.

AB Global Risk Allocation-Moderate Portfolio

March 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Information Technology	$96,326,617	$12,482,612	$—	$108,809,229
Financials	47,689,305	28,863,987	—	76,553,292
Health Care	52,738,572	20,778,360	—	73,516,932
Industrials	32,340,435	24,677,728	—	57,018,163
Consumer Discretionary	37,445,965	19,546,629	—	56,992,594
Consumer Staples	26,869,957	16,507,700	—	43,377,657
Communication Services	30,275,966	6,900,094	—	37,176,060
Energy	17,014,615	7,089,858	—	24,104,473
Materials	9,751,661	12,416,831	—	22,168,492
Utilities	10,576,300	5,403,560	—	15,979,860
Real Estate	9,520,055	3,714,162	—	13,234,217
Purchased Options - Puts	—	355,436	—	355,436
Short-Term Investments	226,973,453	—	—	226,973,453
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,618,087	—	—	1,618,087

Total Investments in Securities	599,140,988	158,736,957	—	757,877,945
Other Financial Instruments(a):
Assets:
Futures	7,778,536	—	—	7,778,536
Forward Currency Exchange Contracts	—	904,055	—	904,055
Liabilities:
Futures	(3,305,219)	—	—	(3,305,219)
Forward Currency Exchange Contracts	—	(1,740,146)	—	(1,740,146)
Put Options Written	—	(126,696)	—	(126,696)

Total	$603,614,305	$157,774,170	$—	$761,388,475

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2023 is as follows:

Portfolio	Market Value 12/31/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 03/31/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$244,271	$35,390	$52,688	$226,973	$2,662
Government Money Market Portfolio*	64	4,352	2,798	1,618	9
Total	$244,335	$39,742	$55,486	$228,591	$2,671

*	Investments of cash collateral for securities lending transactions.